Financial risk management - Schedule of value at risk by type of asset (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
VaR	S/ 28,604	S/ 44,706
Diversification effect	(3,359)	(4,339)
Exchange rate risk [member]
Disclosure of financial assets [line items]
VaR	4,813	4,859
Interest rate risk [member]
Disclosure of financial assets [line items]
VaR	1,417	4,827
Price risk [member]
Disclosure of financial assets [line items]
VaR	25,733	39,359
Equity investments [member]
Disclosure of financial assets [line items]
VaR	26,584	41,083
Debt investments [member]
Disclosure of financial assets [line items]
VaR	709	5,088
Derivatives and/or exchange position [member]
Disclosure of financial assets [line items]
VaR	1,548	2,925
Diversification effect [member]
Disclosure of financial assets [line items]
Diversification effect	S/ (237)	S/ (4,390)